CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 191,125	$ 760,012
Prepaid and other current assets	213,069	457,605
Total Current Assets	404,194	1,217,617
Cash investments held in Trust Account	116,805,500	116,726,978
Total Assets	117,209,694	117,944,595
Current liabilities:
Accounts payable and accrued expenses	592,081	140,163
Advances from related parties	43,900	43,900
Total current liabilities	635,981	184,063
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	5,005,981	4,554,063
Common stock subject to redemption, 50,000,000 shares authorized $0.0001 par value; possible redemption at $10.15 per share, 11,500,000 shares issued and outstanding at redemption value	116,725,000	116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,432,000 shares issued and outstanding (excluding 11,500,000 shares subject to redemption)	344	344
Accumulated deficit	(4,521,631)	(3,334,812)
Total Stockholders' Deficit	(4,521,287)	(3,334,468)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 117,209,694	$ 117,944,595